Weighted Average Assumptions Used In Determining Net Periodic Cost (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets		7.50%	8.00%
Pension
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	4.20%	5.00%	5.75%
Expected return on plan assets	7.50%	7.50%	8.00%
Rate of compensation increases	3.00%	3.00%	3.00%
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	4.20%	5.00%	5.75%
Expected return on plan assets	5.60%	7.00%	6.00%